Restructuring and Related Reorganization Charges - Summary of restructuring and related reorganization activity (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Restructuring Cost and Reserve [Line Items]
Accrued liability	$ 0
Charges	13,360	$ 0
Payments	(13,209)
Accrued liability	151
Employee severance [member]
Restructuring Cost and Reserve [Line Items]
Accrued liability	0
Charges	12,961
Payments	(12,961)
Accrued liability	0
Other restructuring [member]
Restructuring Cost and Reserve [Line Items]
Accrued liability	0
Charges	399
Payments	(248)
Accrued liability	$ 151